Leases - Schedule of Lease Payments (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Payments [Abstract]
2024	$ 28,644
2025	116,965	$ 111,395
2026	70,179	116,965
Total lease payments	215,788	298,539
Less: imputed interest	(9,510)	(18,232)
Total	$ 206,278	$ 280,307	$ 74,266